STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Sale Of Stock Price Per Share To Sponsors		$ 0.022
Stock Split Ratio		1.25 for 1
Share Price	$ 8
Shares Subject To Redemption	4,432,984